Disclosures About Offsetting Assets And Liabilities (Financial Assets And Derivative Assets That Are Subject To Offset) (Details) (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Offsetting Assets [Line Items]
Fair value of securities pledged as collateral	[1]	$ 266,008	$ 32,046
Securities Pledged As Collateral [Member]
Offsetting Assets [Line Items]
Fair value of securities pledged as collateral		$ 509,400	$ 248,500

[1]	Collateral received includes securities received by our company from the counterparty. These securities are not included on the consolidated statements of financial condition unless there is an event of default. The fair value of securities pledged as collateral was $509.4 million and $248.5 million at December 31, 2017 and 2016, respectively.